Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished products, including finished parts held for sale	¥ 437,729	¥ 422,001
Work in process	141,166	141,302
Materials and supplies	54,752	49,056
Total	¥ 633,647	¥ 612,359